Shareholder Report, Holdings (Details) - MRP SynthEquity ETF	Jun. 30, 2025
U.S. Treasury Note/Bond, 4.00%, 12/15/2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
U.S. Treasury Note/Bond, 4.13%, 6/15/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
U.S. Treasury Note/Bond, 3.50%, 9/15/2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%
U.S. Treasury Note/Bond, 4.63%, 3/15/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%
S&P 500 Index Option, Expiration: 06/18/26, Exercise Price: $6,350.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
S&P 500 Index Option, Expiration: 03/20/26, Exercise Price: $6,800.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
S&P 500 Index Option, Expiration: 03/20/26, Exercise Price: $6,950.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
S&P 500 Index Option, Expiration: 03/20/26, Exercise Price: $7,000.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
S&P 500 Index Option, Expiration: 03/20/26, Exercise Price: $7,150.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
S&P 500 Index Option, Expiration: 05/15/26, Exercise Price: $7,200.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	84.90%
Cash and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.90%)